Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Summary of Long-term Debt
As at January 31, 2024 and 2023, the maturity dates, interest rates, outstanding nominal amounts and carrying amounts of long-term debt were as follows:

January 31, 2024
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	7.43%	7.71%	U.S. $465.7	$623.4 [a]
Term Loan B-2	December 2029	8.08%	8.41%	U.S. $493.8	661.0 [a]
Term Loan B-3	January 2031	8.08%	8.23%	U.S. $997.5	1,325.3 [a]
Term Loans	Mar. 2024 to Dec. 2030	0.87% to 5.14%	1.90% to 6.28%	€ 109.1	153.4
Total long-term debt					$2,763.1
Current					58.1
Non-current					2,705.0
Total long-term debt					$2,763.1
[a]
Net of unamortized
transaction costs of nil for Term Loan B-1, nil for Term Loan B-2 and $
10.0
million for Term
Loan
B-3.

January 31, 2023
	Maturity date	Contractual interest rate	Effective interest rate	Outstanding nominal amount	Carrying amount
Term Facility
Term Loan B-1	May 2027	6.57%	6.61%	U.S. $1,477.2	$1,966.4 [a]
Term Loan B-2	December 2029	8.06%	8.66%	U.S. $498.8	645.0 [a]
Term Loans	Mar. 2023 to Dec. 2030	0.87% to 3.41%	1.90% to 3.81%	€ 128.6	178.8
Total long-term debt					$2,790.2
Current					59.4
Non-current					2,730.8
Total long-term debt					$2,790.2
[a]
Net of unamortized
transaction costs of $3.1 million for Term Loan
B-1
and $20.1 million for Term Loan
B-2.

Summary of Changes in Long-term Debt
The following table explains the changes in long-term debt during the year ended January 31, 2024:

		Statement of cash flows		Non-cash changes
	Carrying amount as at January 31, 2023	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2024
Term Facility	$2,611.4	$—	$(25.5)	$10.2	$13.6	$2,609.7
Term Loans	178.8	3.3	(32.7)	0.6	3.4	153.4
Total	$2,790.2	$3.3	$(58.2)	$10.8	$17.0	$2,763.1
The following table explains the changes in long-term debt during the year ended January 31, 2023:

		Statements of cash flows		Non-cash changes
	Carrying amount as at January 31, 2022	Issuance	Repayment	Effect of foreign currency exchange rate changes	Other	Carrying amount as at January 31, 2023
Term Facility	$1,891.2	$804.4	$(157.0)	$92.4	$(19.6)	$2,611.4
Term Loans	149.3	116.5	(94.9)	6.1	1.8	178.8
Total	$2,040.5	$920.9	$(251.9)	$98.5	$(17.8)	$2,790.2